Acquisitions and Dispositions of Oil and Gas Properties - Additional Information (Detail)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($) a Well	Sep. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) Well	Dec. 31, 2014 USD ($) a Well	Dec. 31, 2013 USD ($) a Well	Dec. 31, 2012 a $ / a
Business Acquisition [Line Items]
Net proceeds from sale of oil and gas properties		$ 102,500,000	$ 2,100,000
Acquisition of unproved oil and gas properties				$ 12,972,000	$ 91,960,000	$ 130,113,000
JV Partner Participation Cost Per Acre | $ / a							25,000
Joint Venture expected acres per well drilled | a							80
JV partner total working interest per well							33.00%
JV partner acreage participation working interest per well							33.00%
JV partner drilling cost working interest							33.00%
Payment received from joint venture partner for acreage and facility reimbursements	$ 28,700,000			$ 0	$ 28,700,000	51,500,000
Burleson County, Texas
Business Acquisition [Line Items]
Acquisition of oil and gas properties prior to divestiture	$ 33,900,000					$ 67,400,000
Working interest acquired in producing well	30.00%
Number of oil and gas producing well | Well	1				1	1
Oil and gas properties, net acres | a	9,000				9,000	21,000
Wells drilled on sold property | Well				4
Wells completed on sold property | Well				8
Cost of drilling activity on sold property				$ 77,000,000
Net proceeds from sale of oil and gas properties				102,500,000
Loss on sale of oil and gas properties				$ 112,100,000
Mississippi and Louisiana
Business Acquisition [Line Items]
Oil and gas properties, net acres | a						51,000
Acquisition of unproved oil and gas properties						$ 53,300,000